Investment Objectives and Goals	Jun. 26, 2026
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Covered Call ETF
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Premium Income ETF
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Ethereum Covered Call ETF